Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Schedule of accounts receivable
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Accounts receivable	$179,426	$239,978
Allowance for credit losses	(2,438)	(2,504)
Total accounts receivable, net	$176,988	$237,474

Schedule of movements of allowance for doubtful accounts

Movements of allowance for credit losses from accounts receivable are as follows:

	For the Six Months ended June 30, 2024	For the Year Ended December 31, 2023
	(Unaudited)
Beginning balance	$2,504	$-
Addition	-	2,463
Exchange rate effect	(66)	41
Ending balance	$2,438	$2,504